Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	12 Months Ended
Dec. 31, 2024
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information
a) Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander'), is a private-law entity subject to the rules and regulations applicable to banks operating in Spain, where it was constituted and currently maintains its legal domicile, which is paseo de Pereda, numbers 9 to 12, 39004, Santander, Spain.
The principal headquarters of Banco Santander are located in Ciudad Grupo Santander, Avenida Cantabria s/n, 28660, Boadilla del Monte, Madrid, Spain.
The corporate purpose of Banco Santander, S.A. mainly entails carrying out all kinds of activities, operations and services inherent to the banking business in general and permitted by current legislation, and the acquisition, holding, enjoyment and disposal of all kinds of securities.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'the Group'). Therefore, Banco Santander is obliged to prepare, in addition to its own separate financial statements, the Group's consolidated financial statements, which also include the interests in joint ventures and investments in associates.
At 31 December 2024, Grupo Santander consisted of 735 subsidiaries of Banco Santander, S.A. In addition, other 205 companies are associates of the Group, joint ventures or companies of which the Group holds more than 5% (excluding the Group companies of negligible interest with respect to the fair presentation that the annual accounts must express).
Grupo Santander consolidated financial statements for 2022 were approved by the shareholders at the group´s annual general meeting on 31 March 2023. Grupo Santander consolidated financial statements for 2023 were approved by the shareholders at the group´s annual general meeting on 22 March 2024. The Group's 2024 consolidated financial statements, the financial statements of the parent and of substantially all the Group companies have not been approved yet by their shareholders at the respective annual general meetings. However, Banco Santander board of directors considers that the aforementioned financial statements will be approved without any significant changes.
b) Basis of presentation of the consolidated financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS').
In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, on Public and Confidential Financial Reporting Standards and Financial Statement Formats and the following regulations.
Particularly, during 2023 and 2021, the Bank of Spain published Circulars 1/2023 of 24 February of 2023, and 6/2021 of 22 December of 2021, amending Circular 4/2017 of 27 November to credit institutions on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
Grupo Santander consolidated financial statements for 2024 were authorised by the Bank's directors (at the board meeting on 25 February 2025) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain circular 4/2017 and subsequent modifications, and Spanish corporate and commercial law applicable to the Group, using the basis of consolidation, accounting policies and measurement bases set forth in note 2, accordingly, they present fairly the Group's equity and financial position at 31 December 2024, 2023 and 2022 and the consolidated results of its operations and the consolidated cash flows in 2024, 2023 and 2022. These consolidated annual accounts have been prepared on the basis of the accounting records held by Banco Santander and by each of the other companies of the Group, and include the adjustments and reclassifications required to standardise the accounting policies and valuation criteria applied by Grupo Santander. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board ('IFRS – IASB' and together with IFRS adopted by the European Union, 'IFRS').
The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognised income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these statements.
The figures of the consolidated annual accounts are presented in millions of euros unless another alternative monetary unit is indicated, rounded to the nearest million unit.

Adoption of new standards and interpretations issued
The following modifications came into force and were adopted by the European Union in 2024:
•Amendment to IFRS 16 Lease Liability in a Sale and Leaseback requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback without recognising any amount of the gain or loss that relates to the right of use retained. This new requirement does not prevent a seller-lessee from recognising in profit or loss any gain or loss relating to the partial or full termination of a lease.
•Classification of Liabilities, amendments to IAS 1 Presentation of Financial Statements, considering non-current liabilities those in which the entity has the possibility of deferring payment for more than 12 months from the closing date of the reporting period.
Likewise, an additional amendment to IAS 1 on the classification of liabilities with covenants as current or non-current has been approved, specifying that covenants that must be complied with after the reporting date do not affect the classification of liabilities and require additionally their respective breakdowns.
They should be applied retrospectively in accordance with the normal requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
•IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Additional disclosures are required for companies entering into supplier financing arrangements. The objective of the new disclosures is to provide information on Supplier Finance Arrangements (SFA) that allows investors to evaluate the effects on an entity's liabilities, cash flows and liquidity risk exposure.
The application of the aforementioned amendments to accounting standards and interpretations did not have any material effects on Grupo Santander consolidated financial statements.
Likewise, at the date of approval of these consolidated annual accounts, the following standards which effectively came into force have effective dates after 31 December 2024:
•IAS 21 Effects of changes in foreign currency exchange rates: IAS 21 established the requirements to apply when there is a temporary lack of interchangeability between two currencies, but did not give indications when this situation was not temporary. Given this scenario, IAS 21 has been modified establishing the criteria to identify these situations, specifying how entities should estimate the spot exchange rate, the methodologies and data to be considered, as well as the associated disclosure requirements. It will be applicable from 1 January 2025.
Finally, at the date of approval of these consolidated annual accounts, the following standards which effectively come into force after 31 December 2024 had not yet been adopted by the European Union:
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: (i) amendments to classification and measurement requirements related to the assessment of contractual cash flows of certain financial assets (with ESG characteristics, non-recourse or contractually linked); (ii) an accounting policy option for the derecognition of financial liabilities settled through an electronic payment system is included; (iii) the disclosure requirements related to equity instruments designated at fair value through other comprehensive income are amended; (iv) disclosure requirements are included for financial instruments with contingent characteristics that may modify their contractual cash flows. These amendments will be applicable from 1 January 2026.
•Amendments to IFRS 9 and IFRS 7 - Nature-dependent electricity contracts for electricity contracts dependent on energy sources and susceptible to variations due to uncontrollable factors, such as weather conditions, this modification: (i) clarifies the application of the 'own use' requirements; (ii) allows hedge accounting if these contracts were used as hedging instruments; and, (iii) adds new filing requirements for greater clarity on the impact of these contracts. These modifications will be applicable form 1 January 2026.
•Amendments to IFRS Improvement Cycle: introduces minor amendments, effective from 1 January 2026, to the following standards:
•IFRS 1 First-time Adoption of International Financial Reporting Standards, for hedge accounting in first adoption.
•IFRS 7 Financial Instruments: Disclosures: updated references and alignment with IFRS 13, as well as clarifications in the Implementation Guidance.
•IFRS 9 Financial Instruments: amendment to apply derecognition criteria to lease liabilities recorded by the lessee and replacement of the term 'transaction price' with 'the amount determined in accordance with IFRS 15'.
•IFRS10 Consolidated Financial Statements: Determining a 'de facto agent'.
•IAS 7 Statement of Cashflows: replacing the term 'cost method' with 'cost'.
•IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1 Presentation of Financial Statements: this is the new standard with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to: (i) the structure of the statement of profit or loss; (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements (that is, management-defined performance measures); and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. Applicable from 1 January 2027.
•IFRS 19 Subsidiaries without Public Accountability: Disclosures: this new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. A subsidiary is eligible if: (i) it does not have public accountability; and (ii) it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards. Applicable from 1 January 2027.
During 2024, the Group has started a project with the aim of adapting its accounting policies related to hedging transactions to the requirements on hedge accounting established in Chapter 6 of IFRS 9, in accordance with IFRS' accounting options related to this subject. The Group expects to complete the project throughout 2025 without significant impacts.
Grupo Santander is currently analyzing the possible effects of these new standards and interpretations, and unless expressly indicated otherwise, no significant impacts are expected from their application.
All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2024 were applied in the preparation of these consolidated annual accounts.
c) Use of critical estimates
The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by the directors of Banco Santander in preparing the consolidated financial statements.
The main accounting policies and measurement bases are set forth in note 2.
In the consolidated financial statements estimates were occasionally made by the senior management of Grupo Santander in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:
•The impairment losses on certain assets: it applies to financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments, tangible assets and intangible assets (see notes 6, 7, 10, 12, 13, 16, 17, 18 and 54).
•The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see note 25).
•The useful life of the tangible and intangible assets (see notes 16 and 18).
•The measurement of goodwill arising on consolidation (see note 17).
•The calculation of provisions and the consideration of contingent liabilities (see note 25).
•The fair value of certain unquoted assets and liabilities (see notes 6, 7, 8, 9, 10, 11, 20, 21 and 22).
•The recoverability of deferred tax assets (see note 27).
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3 (see note 17).
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario resulting from the complex geopolitical situation and the changes in inflation levels and interest rates.
For this reason, the Management of the Group has particularly evaluated the uncertainties caused by the current environment in relation to credit, liquidity and market risk, taking into account the best information available, to estimate the impact on the provisions for impairment of the credit portfolio, on the rates of interest, and in the valuation of debt instruments, developing in the notes the main estimates made during the period ended December 31, 2024 (see notes 10, 17, 50 and 54).
Although these estimates have been made on the basis of the best information available at the end of the year 2024, and considering information updated at the date of preparation of these consolidated annual accounts, it is possible that events that may take place in the future may make it necessary to modify them (upwards or downwards) in the coming years, which would be done, if appropriate, in a prospective manner, recognising the effects of the change in estimate in the corresponding consolidated income statement.
d) Information relating to 2023 and 2022
Regarding the first application of IFRS 17, it has been restated the balance sheet information relating to 'Liabilities under insurance contracts' corresponding to the years closed on 31 December 2022, of a portfolio of products for an amount of approximately EUR 16 billion (see Note 2.i).
Additionally, the segment information corresponding to the years ended 31 December 2023 and 2022 was restated for comparative purposes. In accordance with the Group's organizational structure, as required by IFRS 8 (see note 52).
In order to interpret the changes in the balances with respect to 31 December 2024, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by Grupo Santander in view of its geographic diversity (see note 52.b) and the impact of the appreciation/depreciation of the various currencies against the euro in 2024, based on the exchange rates at the end of 2024: Mexican peso (-13.28%), US dollar (6.39%), Brazilian real (-16.53%), Sterling pound (4.62%), Chilean peso (-6.52%), and Polish zloty (1.59%); as well as the evolution of the comparable average rates: Mexican peso (-2.87%), US dollar (-0.06%), Brazilian real (-7.09%), Sterling pound (2.74%), Chilean peso (-11.18%) and Polish zloty (5.41%).
e) Capital management
i. Regulatory and economic capital
Credit institutions must meet a series of minimum capital and liquidity requirements. These minimum requirements are regulated by the European Capital Requirements Regulation (CRR) directly applicable under the Spanish legal system, and by the Capital Requirements Directive (CRD).
On 19 June 2024, the final update of the banking package was published in the Official Journal of the European Union Regulation (EU) 2024/1623 (CRR3) amending the CRR as regards requirements for credit risk, credit valuation adjustment risk, operational risk, market risk and the output floor and also Directive (EU) 2024/1619 (CRD6), amending the CRD as regards requirements for supervisory powers, sanctions, third-country branches, and environmental, social and governance risks.
The update of the banking package aims firstly to implement Basel III final reforms and, secondly, to enhance the standardisation of banking supervision in the European Union (EU).
The CRR3 introduces greater sensitivity to standardised metrics, to reduce the variability of risk-weighted assets between institutions using internal models for capital requirement calculation and facilitate the comparability among banks.
The goal of achieving more robust supervision and protection of financial stability in the CRD6 is expressed in a series of provisions concerning fit-and-proper requirements, extending the scope by revising certain definitions and additions on the establishment of third-country branches in the EU in order to achieve greater regulatory harmonization and better supervision of this type of entities.
The CRR3 and CRD6 came into force on 9 July 2024. Although early implementation was established for certain provisions, such as certain definitions that may affect the scope of consolidation or the capital requirements for crypto assets exposures, most of the changes were not applicable until 1 January 2025. At the same time the regulatory authority has imposed a delay for certain changes, due to issues resulting from difficulty in their implementation by institutions or to level the playing field with respect to other comparable jurisdictions. Specifically, the new regulation for the new market risk capital calculation approach (FRTB), linked to the standards already published by the Basel Committee on Banking Supervision (BCBS) in 2017, will be delayed to 1st of January 2026 at the earliest. The Commission and the Council, without opposition from the Parliament, have issued a delegated act stipulating a delay of 12 months for the application of this standard, which is generating uncertainty regarding the form, content and date of implementation of this approach in other comparable jurisdictions, such as the UK and USA.
This delay, which was published in July 2024, is accompanied by a delay in the rules regulating the Trading and Banking Book Boundary allocating instruments between investment and trading books for prudential purposes, the definition of trading and investment desks, the rules regarding the prudential recognition of internal risk transfers between investment and trading books, the treatment of structural FX and newest market risk reporting and disclosure framework.
For the calculation of the output floor banks have to use the FRTB SA model for calculating the market share of the output floor and compare it with the results from the internal model or CRR2 market standardized model, depending on the use by each institution. Therefore, this is the only metric in which FRTB SA is, as today official and binding.
Other articles, such as the new regulation on calculating capital by Credit Valuation Adjustment (CVA) risk, which significantly impact the capital requirements, are not affected by this delay and came into force as of 1 January 2025.
The changes regarding the CVA mainly affect the methodological modifications for capital calculation and establish a new standard model based on sensitivities aligned with the new standard model for calculating capital requirements for market risk.
Considering the regulation published to date, the implementation of CRR III does not have a significant impact in terms of capital on the Group.
In terms of resolution regulation, institutions must have an adequate funding structure to ensure that, in the event of financial distress, the institution has sufficient liabilities to absorb losses in order to recover or resolve its positions, while ensuring the protection of depositors and financial stability. For this purpose global systemically important institutions must therefore meet several minimum loss-absorbing requirements, e.g. Total Loss-Absorbing Capacity (TLAC), Minimum Requirement for own funds and Eligible Liabilities (MREL), which are regulated by the CRR and by the Bank Recovery and Resolution Directive (BRRD).
The regulation on the prudential treatment for global systemically important banks was published on 25 October 2022. This modified both the CRR and the BRRD regarding the prudential treatment of global systemically important banks (G-SIBs) with a multiple point of entry (MPE) resolution strategy, as well as the methods for indirect subscription of eligible instruments (Daisy Chains) to meet the minimum requirement for own funds and eligible liabilities. This regulation, known as the 'Quick Fix', covers the following two objectives:
•The inclusion in BRRD and CRR of references to third country subsidiaries to adjust the deduction for the holding of TLAC instruments issued from subsidiaries in third countries based on the excess TLAC/MREL existing in those subsidiaries, as well as the adjustment where the sum of the requirements for own funds and eligible liabilities of G-SIBs under an MPE strategy is higher than the theoretical requirement for the same group under a single point of entry (SPE) strategy. The latter adjustment is based on a comparison between the two possible resolution strategies.
Additionally, for the subsidiaries in jurisdictions without a resolution regime in place, the Regulation provides a transitional period until 31 December 2024. During this transitional period the institutions may adjust the deductions based on the excesses above the capital requirements in subsidiaries in third countries, if they meet certain requirements.
•Inclusion of a deduction scheme for MREL instrument holdings through entities of the same resolution group other than the resolution entity. This regulation sets a deduction for the intermediate entity (Daisy Chains) that repurchases instruments, and, if there is such a deduction, the intermediate entity is obliged to issue the same amount as it is repurchasing, transferring the internal MREL needs to the resolution entity, which will cover it with external MREL.
This Regulation is applicable from 14 November 2022, except for the provisions relating to Daisy Chains, which applies from 1 January 2024.
In April 2024 Directive (EU) 2024/1174 was published, which amends the Daisy Chain Act to exclude daisy chain requirements in some cases, e.g. institutions that would prefer liquidation rather than resolution.
Additionally, in 2024 the SRB amended the MREL policy to adapt it to the latest amendments involving daisy chains, among other aspects.
The Deposit Guarantee Schemes (DGSs) are regulated by the Deposit Guarantee Schemes Directive (DGSD), which has not undergone any significant changes since its publication in 2014. The Directive aims to harmonise the DGSs of the Member States, thus ensuring stability and balance in the various different countries. The Directive creates an appropriate framework for depositors to have improved access to DGS through the establishment of a clear scope of coverage, shorter repayment periods, the requirement of a reliable information and robust funding requirements of the DGS. This Directive is transposed into Spanish law by Royal Decree 2606/1996, with additional amendments set forth in Royal Decree 1041/2021.
To guarantee customers' deposits, the DGS collect available financial means in the form of contributions that members institutions have to make at least once a year. After the target level of 0.8% of the amount of covered deposits was reached, with the contributions raised until 2023, the Spanish DGS has not required the additional contribution to its institution's deposits compartment in 2024 (however, it will require a contribution to its securities compartment in February 2025 according to institution's data as of December 2024). These annual contributions are established depending on the total covered deposits and the risk profile faced by the institutions involved in the DGS. The method for calculation contributions is set out in the EBA Guidelines (EBA/GL/2023/02.
The Council agreed on 19 June 2024 on its position on the revision of the CMDI, which includes a broad set of measures aiming to strengthen the current EU crisis management framework. The trialogue process was initiated in December 2024.
Within the sustainability field from a prudential perspective, the CRR3 has introduced new requirements for integrating ESG risks in this framework, in particular including definitions, a 'more ecological' infrastructure supporting factor, climate considerations in collateral assessments and additional mandates to assess whether the prudential treatment of exposures related to assets or liabilities subject to the impact of environmental or social factors should be adjusted. To assess precisely whether specific prudential treatment is required, the CRR3 provides three mandates for creating the reports that assess data availability for the exposure categories, evaluation of the actual risk situation of exposures that affect environmental factors compared with the risk situation of other exposures and the potential effects of prudential treatment on financial stability. If considered necessary, after publication of these reports, a legislative proposal to amend the current prudential framework may be submitted to the Commission by 31 December 2026 to ensure a prudential framework which will continue supporting financial stability and a sustainable transition.
Furthermore, the CRR3/CRD6 regulatory package contains additional disclosure obligations concerning ESG, obligations on reporting to competent authorities and the obligation to establish specific plans for addressing short-, medium- and long-term financial risks derived from ESG factors, including generated risks as a consequence of the transition period.
In 2024 the EBA held a consultation on the Guidelines on the management of ESG risks, highlighting among its content mainly the following topics: reference methodology for the identification and measurement of ESG risks, minimum standards and reference methodology for the management and monitoring of ESG risks, and transition plans addressing the key aspects included in the new CRD6.
At the international level and particularly regarding reporting obligations on climate risks, it is important to note that the Basel Committee published a consultation paper at the end of 2023 (proposing a series of qualitative and quantitative requirements which should be disclosed in the entities' Pillar III reports). In this document the Committee acknowledges that precise, consistent and quality climate data is still evolving, but also the Committee believes that the disclosure requirements will expedite the availability of such information and will facilitate banks' prospective risk.
In the digital field, due to the increase in international crypto assets activities, significant adjustments have also been made to the prudential framework. Following the publication of the Basel standards, the European regulation needs to be adapted to incorporate them. Therefore, the CRR3 includes the mandate to the Commission to issue a legislative proposal by 30 June 2025 that incorporates international standards on the prudential regulation applicable in Europe. Until that framework is fully integrated, the CRR3 has set out a transitional framework for calculating own funds that will be applied until the Basel standards are incorporated. The implementation of this temporary treatment is pending more comprehensive elaboration in a technical standard to be issued by the EBA.
Apart from the treatment of exposures to this type of assets, the regulation also covers obligations concerning reporting to the competent authorities and disclosure to preserve transparency and market discipline. All these provisions have to be implemented before the enforcement date of the CRR3, and compliance is obligatory from 9 July 2024.
At 31 December 2024 Grupo Santander met the minimum
capital requirements established by current legislation (see note 54.d). Additionally, it should be noted that the Group has filed an appeal with the Court of Justice of the European Union (CJEU) requesting the annulment of a decision by the European Central Bank (ECB) related to the treatment of deferred tax assets generated at Banco Santander Brasil, which, if resolved favourably, would have a positive impact of approximately 17 basis points on the Group's CET1, using the amounts at the end of the year.
f) Environmental impact
In view of the business activities carried on by the Group entities, the Group does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results (see note 54.a).
g) Events after the reporting period
On 20 January 2025, Banco Santander, S.A. prepaid all the Tier 1 Contingently Convertible Preferred Securities with ISIN code XS179325004 and common code 179325004 in circulation, for a total nominal amount of EUR 187.6 million and which trade on the Irish Stock Market 'Global Exchange Market' (the 'PPCC').
Under the authorization of the 2023 annual general meeting and also according to the 2024 shareholder remuneration policy, on 4 February 2025 the board resolved to execute a new share buyback programme for a maximum amount of approximately EUR 1,587 million. The appropriate regulatory authorization has already been obtained and the execution of which began on 6 February 2025.